Loans and advances to central banks and credit institutions	12 Months Ended
Dec. 31, 2021
Loans and advances to central banks and credit institutions
Loans and advances to central banks and credit institutions	Loans and advances to central banks and credit institutions
The detail, by classification, type and currency, of Loans and advances to central banks and credit institutions in the consolidated balance sheets is as follows:

EUR million
	2021	2020	2019
CENTRAL BANKS
Classification
Financial assets held for trading	3,608	—	—
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	—	9,481	6,473
Financial assets designated at fair value through other comprehensive income	—	—	—
Financial assets at amortised cost	15,657	12,499	18,474
	19,265	21,980	24,947
Type
Time deposits	13,275	11,757	17,533
Reverse repurchase agreements	5,990	10,223	7,414
Impaired assets	—	—	—
Valuation adjustments for impairment	—	—	—
	19,265	21,980	24,947
CREDIT INSTITUTIONS
Classification
Financial assets held for trading	10,397	3	—
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	3,152	12,136	21,649
Financial assets designated at fair value through other comprehensive income	—	—	—
Financial assets at amortised cost	39,169	37,838	40,943
	52,718	49,977	62,592
Type
Time deposits	10,684	7,338	9,699
Reverse repurchase agreements	18,853	20,862	31,180
Non- loans advances	23,188	21,784	21,726
Impaired assets	1	1	1
Valuation adjustments for impairment	(8)	(8)	(14)
	52,718	49,977	62,592
CURRENCY
Euro	24,286	22,260	32,248
Pound sterling	3,228	4,127	3,659
US dollar	12,639	13,209	14,442
Brazilian real	24,011	26,437	30,919
Other currencies	7,819	5,924	6,271
TOTAL	71,983	71,957	87,539
The loans and advances to credit institutions classified under 'Financial assets at amortised' cost are mainly time accounts and deposits.
Note 50 contains a detail of the residual maturity periods of 'Financial assets at amortised cost'.
At 31 December 2021 the exposure by impairment stage of the assets accounted for amounts to EUR 54,833, EUR 0 and EUR 1 million (EUR 50,344, EUR 0 and EUR 1 million in 2020 and EUR 59,430, EUR 0 and EUR 1 million in 2019), and the loan loss provision by impairment stage amounts to EUR 8, EUR 0 and EUR 0 million (EUR 8, EUR 0 and EUR 0 million in 2020 and EUR 14, EUR 0 and EUR 0 million in 2019) in stage 1, stage 2 and stage 3, respectively.